Financial Risk Management Objectives and Policies - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€) Customer	Sep. 30, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of customer | Customer		0
Percentage of concentration of receivables		10.00%
Weakening of Euro against major currency	10.00%
Strengthening of Euro against major currency	10.00%
Borrowings	€ 1,840,567
Negative effect on net profit (loss)	€ 11,600	€ 11,700
Foreign Exchange Risk
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue generated in primary currency	48.00%	48.00%
Interest Rate Risk | Euro Denominated Facility
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 375,000
Stated maturity of cap	2025-08
Interest Rate Risk | Euro Denominated Facility | EURIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Cap rate per annum	3.50%		3.50%
Interest Rate Risk | USD Denominated Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | $			$ 850.0
Interest Rate Risk | Senior Term Facilities Agreement
Disclosure of detailed information about financial instruments [line items]
Maturity date	April 30, 2028